Income Tax:	3 Months Ended
Mar. 31, 2020
Income Tax: [Abstract]
Income Tax:

Note 10.    Income Tax:

Income tax benefit for the three months ended March 31, 2020 and 2019 differs from the amount that would result from applying Canadian tax rates to net income before taxes. These differences result from the items noted below:

	2020		2019
	Amount	%	Amount	%
Income tax benefit based on Canadian tax rates	$ (519,833)	(25)	$ (690,090)	(25)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	34,139	2	96,812	4
Non-deductible expenses	9,882	-	7,349	-
Change in valuation allowance and other	(121,546)	(6)	585,929	21
	$ (597,358)	(29)	$ -	-

The Company recorded income tax benefit of $0.6 million and NIL for the three months ended March 31, 2020 and 2019, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. As part of the US government response to the COVID-19 pandemic, the U.S. Congress passed the CARES act in late March 2020 which, among other things, allows companies to carryback losses incurred in 2018, 2019 and 2020. The Company expects that its U.S. taxable losses incurred in 2020 and 2019 will be carried back to offset taxable income in 2018. Accordingly, the Company has reduced its valuation allowance to account for the tax effect of its net operating losses in 2019 and the first quarter of 2020 and recorded a deferred tax asset of approximately $0.6 million. The Company has an income tax receivable of $7.6 million related to prior year overpayments, which includes $4.3 million recorded during the year ended December 31, 2019, resulting from revisions to management's estimates of the timing and amount of deductions available to the Company's U.S. subsidiary associated with the write-off of certain subsidiaries.

The components of the Canadian and U.S. deferred income tax assets and liabilities as of March 31, 2020 and December 31, 2019 were as follows:

	March 31,	December 31,
	2020	2019
Deferred income tax assets
Net operating loss carry forwards	$32,136,101	$34,569,939
Property, Plant and Equipment	4,742,876	4,742,961
Other	1,811,546	1,623,503
	38,690,523	40,936,403
Valuation allowance	(38,081,177)	(40,915,022)
	$609,346	$21,381

Deferred income tax liabilities
Other	(11,988)	(21,381)
Net deferred income tax asset	$597,358	$-

At March 31, 2020, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars.

U.S.	Canadian	Expires
	$1,850,408	2026
	3,434,116	2027
	13,089,285	2028
	12,404,812	2029
	15,325,456	2030
	17,160,962	2031
	4,979,123	2032
	7,238,620	2033
	8,387,038	2034
	11,971,878	2035
	14,233,304	2036
	10,733,864	2037
	387,554	2038
	3,883,938	2039
	1,074,612	2040
2,844,563		-
$2,844,563	126,154,970